Issued capital and reserves (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Detailed Information of Ordinary Share Capital

	Number of ordinary shares	Ordinary share capital £’000	Share premium £’000
At January 1, 2021	338,953,141	1,017	161,785
Issued during the period	205,557,122	617	79,001
Transaction costs for issued share capital	—	—	(234)
At June 30, 2021	544,510,263	1,634	240,552

At January 1, 2022 and June 30, 2022	584,908,239	1,755	247,460

Summary of Other Capital Reserves
Other capital reserves

	Share- based payments	Equity component of convertible loan	Other warrants issued	Merger reserve	Other reserve	Total
	£’000	£’000	£’000	£’000	£’000	£’000
At January 1, 2021	19,843	34,565	44	40,818	33,104	128,374

Share-based payments expense during the period	1,760	—	—	—	—	1,760
Share option exercise	(108)	—	—	—	—	(108)

At June 30, 2021	21,495	34,565	44	40,818	33,104	130,026

At January 1, 2022	23,026	32,843	44	40,818	33,104	129,835

Share-based payments expense during the period	2,446	—	—	—	—	2,446
Share option exercise	(82)	—	—	—	—	(82)
Issuance of warrants	—	—	70	—	—	70

At June 30, 2022	25,390	32,843	114	40,818	33,104	132,269